UNAUDITED CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Partners' Capital, Comprehensive Income [Abstract]
Net income	$ 40,527	$ 29,927	$ 75,711	$ 62,926
Other comprehensive income:
Unrealized net (loss)/gain on qualifying cash flow hedging instruments	(3,798)	9,248	(2,328)	7,359
Other comprehensive (loss)/income	(3,798)	9,248	(2,328)	7,359
Comprehensive income	36,729	39,175	73,383	70,285
Comprehensive income attributable to:
Partners' capital in Golar LNG Partners LP	33,963	37,214	68,174	65,641
Non-controlling interest	$ 2,766	$ 1,961	$ 5,209	$ 4,644